Note 29 - Share-based Payments - Details of Class B of BMC1 Equity Plans to Senior Management (Details) - BMC1 Class B Incentive Units [member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Outstanding at beginning of the period	8,856,384	9,574,468	0
Number of other equity instruments granted in share-based payment arrangement	0	0	9,574,468
Shares converted	(5,136,703)	0	0
Forfeited during the year	0	(718,084)	0
Outstanding at end of the period	3,719,681	8,856,384	9,574,468